UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Active Global
Quality Income ETF
AGQI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$45	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$70,735,058
Total number of portfolio holdings	32
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5.0%
TotalEnergies SE	5.0%
RELX PLC	4.7%
Shell PLC	4.6%
nVent Electric PLC	4.3%
Merck & Co., Inc.	4.2%
Sanofi S.A.	4.0%
Coca-Cola (The) Co.	3.7%
Samsung Electronics Co., Ltd., (Preference Shares)	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AGQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

FT Energy Income Partners Enhanced Income ETF
EIPI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$93(1)	1.76%(1) (2)
(1)
Includes costs from the First Trust Energy Infrastructure Fund ("FIF") for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.

(2)	Annualized.
KEY FUND STATISTICS (As of May 31, 2024)
Fund net assets	$994,691,731
Total number of portfolio holdings	108
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of May 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	5.9%
ONEOK, Inc.	5.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.7%
Kinder Morgan, Inc.	4.6%
MPLX, L.P.	3.9%
TotalEnergies SE, ADR	3.7%
Plains GP Holdings, L.P., Class A	3.4%
Williams (The) Cos., Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2024

First Trust Exchange-Traded Fund VIII

First Trust Active Global Quality Income ETF (AGQI)
Janus Henderson Investors US LLC

Table of Contents
First Trust Active Global Quality Income ETF (AGQI)
Semi-Annual Financial Statements and Other Information
May 31, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Active Global Quality Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
May 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.3%
	Banks — 2.2%
38,772	Bank of America Corp.	$1,550,492
	Beverages — 3.7%
41,024	Coca-Cola (The) Co.	2,581,640
	Chemicals — 2.8%
7,302	Air Products and Chemicals, Inc.	1,947,443
	Diversified Telecommunication Services — 5.1%
99,623	TELUS Corp. (CAD)	1,638,029
48,401	Verizon Communications, Inc.	1,991,701
		3,629,730
	Electrical Equipment — 7.5%
36,304	nVent Electric PLC	2,954,420
9,476	Schneider Electric SE (EUR) (b)	2,364,067
		5,318,487
	Electronic Equipment, Instruments & Components — 2.3%
11,006	TE Connectivity Ltd.	1,647,598
	Food Products — 5.9%
35,233	Mondelez International, Inc., Class A	2,414,517
16,582	Nestle S.A. (CHF) (b)	1,760,116
		4,174,633
	Health Care Equipment & Supplies — 3.1%
27,031	Medtronic PLC	2,199,513
	Household Durables — 2.8%
24,350	Sony Group Corp. (JPY) (b)	1,999,153
	Industrial Conglomerates — 4.2%
6,591	Honeywell International, Inc.	1,332,634
8,356	Siemens AG (EUR) (b)	1,610,540
		2,943,174
	Insurance — 7.2%
137,652	AIA Group Ltd. (HKD) (b)	1,069,171
66,535	AXA S.A. (EUR) (b)	2,402,335
61,140	Dai-ichi Life Holdings, Inc. (JPY) (b)	1,645,031
		5,116,537
	Metals & Mining — 2.1%
20,973	Rio Tinto PLC (GBP) (b)	1,476,436
	Oil, Gas & Consumable Fuels — 9.4%
87,854	Shell PLC (EUR) (b)	3,193,587
46,906	TotalEnergies SE (EUR) (b)	3,436,531
		6,630,118
	Pharmaceuticals — 11.4%
23,213	Merck & Co., Inc.	2,914,160
Shares	Description	Value

	Pharmaceuticals (Continued)
17,378	Novo Nordisk A/S, Class B (DKK) (b)	$2,354,512
28,294	Sanofi S.A. (EUR) (b)	2,770,029
		8,038,701
	Professional Services — 4.6%
74,534	RELX PLC (GBP) (b)	3,269,555
	Semiconductors & Semiconductor Equipment — 7.2%
41,784	MediaTek, Inc. (TWD) (b)	1,600,081
22,978	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,470,597
		5,070,678
	Software — 7.6%
9,669	Microsoft Corp.	4,013,892
11,788	Oracle Corp.	1,381,436
		5,395,328
	Specialty Retail — 2.4%
5,037	Home Depot (The), Inc.	1,686,740
	Technology Hardware, Storage & Peripherals — 3.4%
55,707	Samsung Electronics Co., Ltd., (Preference Shares) (KRW) (b)	2,430,558
	Textiles, Apparel & Luxury Goods — 2.4%
10,585	Cie Financiere Richemont S.A., Class A (CHF) (b)	1,703,305
	Total Common Stocks	68,809,819
	(Cost $59,430,051)
MONEY MARKET FUNDS — 0.4%
297,343	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	297,343
	(Cost $297,343)

	Total Investments — 97.7%	69,107,162
	(Cost $59,727,394)
	Net Other Assets and Liabilities — 2.3%	1,627,896
	Net Assets — 100.0%	$70,735,058

See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2024, securities noted as such are valued at $35,085,007 or 49.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	46.8%
EUR	22.8
GBP	6.9
JPY	5.3
CHF	5.0
KRW	3.5
DKK	3.4
CAD	2.4
TWD	2.3
HKD	1.6
Total	100.0%

Country Allocation†	% of Net Assets
United States	31.3%
France	15.5
United Kingdom	11.2
Ireland	7.3
Switzerland	7.2
Taiwan	7.2
Japan	5.2
South Korea	3.4
Denmark	3.3
Canada	2.3
Germany	2.3
Hong Kong	1.5
Total Investments	97.7
Net Other Assets and Liabilities	2.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electrical Equipment	$ 5,318,487	$ 2,954,420	$ 2,364,067	$ —
Food Products	4,174,633	2,414,517	1,760,116	—
Household Durables	1,999,153	—	1,999,153	—
Industrial Conglomerates	2,943,174	1,332,634	1,610,540	—
Insurance	5,116,537	—	5,116,537	—
Metals & Mining	1,476,436	—	1,476,436	—
Oil, Gas & Consumable Fuels	6,630,118	—	6,630,118	—
Pharmaceuticals	8,038,701	2,914,160	5,124,541	—
Professional Services	3,269,555	—	3,269,555	—
Semiconductors & Semiconductor Equipment	5,070,678	3,470,597	1,600,081	—
Technology Hardware, Storage & Peripherals	2,430,558	—	2,430,558	—
Textiles, Apparel & Luxury Goods	1,703,305	—	1,703,305	—
Other Industry Categories*	20,638,484	20,638,484	—	—
Money Market Funds	297,343	297,343	—	—
Total Investments	$69,107,162	$34,022,155	$35,085,007	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$69,107,162
Cash	36,214
Foreign currency, at value	165
Receivables:
Reclaims	1,055,686
Dividends	587,241
Total Assets	70,786,468

LIABILITIES:
Investment advisory fees payable	51,410
Total Liabilities	51,410
NET ASSETS	$70,735,058

NET ASSETS consist of:
Paid-in capital	$136,162,235
Par value	49,319
Accumulated distributable earnings (loss)	(65,476,496)
NET ASSETS	$70,735,058
NET ASSET VALUE, per share	$14.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,931,908
Investments, at cost	$59,727,394
Foreign currency, at cost (proceeds)	$164
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,316,185
Total investment income	1,316,185

EXPENSES:
Investment advisory fees	333,930
Total expenses	333,930
NET INVESTMENT INCOME (LOSS)	982,255

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,098,510)
In-kind redemptions	3,889,176
Foreign currency transactions	22,853
Net realized gain (loss)	2,813,519
Net change in unrealized appreciation (depreciation) on:
Investments	5,579,806
Foreign currency translation	(68,232)
Net change in unrealized appreciation (depreciation)	5,511,574
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,325,093
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,307,348
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2024 (Unaudited)	Period Ended 11/30/2023 (a)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$982,255	$5,969,977	$9,713,312
Net realized gain (loss)	2,813,519	(32,980,275)	(1,143,745)
Net change in unrealized appreciation (depreciation)	5,511,574	39,053,528	(35,202,503)
Net increase (decrease) in net assets resulting from operations	9,307,348	12,043,230	(26,632,936)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(225,239)	(13,268,569)	(8,839,335)
Return of capital	—	—	(3,567,639)
Total distributions to shareholders	(225,239)	(13,268,569)	(12,406,974)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	—
Cost of shares redeemed	(51,998,279)	(106,961,611)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(51,998,279)	(106,961,611)	—
Total increase (decrease) in net assets	(42,916,170)	(108,186,950)	(39,039,910)

NET ASSETS:
Beginning of period	113,651,228	221,838,178	260,878,088
End of period	$70,735,058	$113,651,228	$221,838,178

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,881,908	17,231,908	17,231,908
Shares sold	—	—	—
Shares redeemed	(3,950,000)	(8,350,000)	—
Shares outstanding, end of period	4,931,908	8,881,908	17,231,908

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2024 (Unaudited)	Period Ended 11/30/23 (a)	Year Ended December 31,
			2022 (a)	2021 (a)	2020 (a)	2019 (a)	2018 (a)
Net asset value, beginning of period	$12.80	$12.87	$15.14	$13.67	$16.18	$14.66	$19.87
Income from investment operations:
Net investment income (loss)	0.17 (b)	0.35 (b)	0.56	0.62	0.35	0.82	0.74
Net realized and unrealized gain (loss)	1.41	0.35	(2.11)	1.57	(1.90)	2.15	(4.50)
Total from investment operations	1.58	0.70	(1.55)	2.19	(1.55)	2.97	(3.76)
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.77)	(0.51)	(0.70)	(0.41)	(1.08)	(0.70)
Net realized gain	—	—	—	—	—	—	(0.75)
Return of capital	—	—	(0.21)	(0.02)	(0.55)	(0.37)	—
Total distributions	(0.04)	(0.77)	(0.72)	(0.72)	(0.96)	(1.45)	(1.45)
Net asset value, end of period	$14.34	$12.80	$12.87	$15.14	$13.67	$16.18	$14.66
Total return (c)	12.34%	5.67%	(9.56)%	17.01%	(7.79)%	22.24%	(19.36)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$70,735	$113,651	$221,838	$260,878	$235,505	$278,738	$252,663
Ratio of total expenses to average net assets	0.85% (d)	3.46% (d)	2.32%	1.93%	2.15%	1.99%	1.91%
Ratio of net expenses to average net assets excluding interest expense	0.85% (d)	2.05% (d)	1.69%	1.64%	1.71%	1.69%	1.65%
Ratio of net investment income (loss) to average net assets	2.50% (d)	2.84% (d)	4.26%	4.23%	2.82%	5.37%	4.19%
Portfolio turnover rate (e)	22%	77%	22%	33%	43%	64%	44%

Indebtedness:
Total loans outstanding (in 000’s)	$—	$—	$73,139	$75,882	$79,232	$100,524	$87,650
Asset coverage per $1,000 of indebtedness (f)	$—	$—	$4,033	$4,438	$3,972	$3,773	$3,883

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements.
(b)	Based on average shares outstanding.
(c)
As of November 21, 2023, total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to
November 21, 2023, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the
Dividend Reinvestment Plan of First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Active Global Quality Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “AGQI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks income with the potential for capital growth over the long-term. Under normal market conditions, the Fund seeks to invest primarily in income-producing equity securities. Such equity securities may include common stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), preferred securities and real estate investment trusts. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
The tax character of distributions paid during the fiscal period ended November 30, 2023 and fiscal year ended December 31, 2022 was as follows:

Distributions paid from:	2023*	2022
Ordinary income	$13,268,569	$8,839,335
Capital gains	—	—
Return of capital	—	3,567,639

*
The tax character of distributions for 2023 is for the fiscal period January 1, 2023 to November 30, 2023. Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund (“FDEU”). See Note 4.

As of November 30, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(78,413,853)
Net unrealized appreciation (depreciation)	3,855,248
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and the taxable period ended 2023 remain open to federal and state audit. As of May 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2023, for federal income tax purposes, the Fund had $78,413,853 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of May 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$59,727,394	$10,375,017	$(995,249)	$9,379,768
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust oversees Janus Henderson Investors US LLC’s (“Janus Henderson” or the “Sub-Advisor”) management of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Janus Henderson serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Janus Henderson, First Trust will supervise Janus Henderson and its management of the investment of the Fund’s assets and will pay Janus Henderson for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% the monthly unitary management fee paid to the Advisor, less Janus Henderson’s 50% share of the Fund’s expenses for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On March 22, 2023, the Board of Trustees of FDEU, a closed-end management investment company, managed by First Trust and sub-advised by Janus Henderson, approved a reorganization into AGQI, an actively managed exchange-traded fund managed by First Trust and sub-advised by Janus Henderson. The reorganization was completed on November 21, 2023.
Under the terms of the reorganization, which was tax-free, the assets of FDEU were transferred to, and the liabilities of FDEU were assumed by, AGQI. The shareholders of FDEU received shares of AGQI with a value equal to the aggregate net asset value of the shares of FDEU held by them.
FDEU’s fiscal year end was December 31, and effective the date of the reorganization, the fiscal year end for AGQI is November 30.
5. Purchases and Sales of Securities
For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $17,712,827 and $20,147,434, respectively.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $50,121,162, respectively.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Directors, officers, and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Financial Statements.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2024

First Trust Exchange-Traded Fund VIII

FT Energy Income Partners Enhanced Income ETF (EIPI)

Table of Contents
FT Energy Income Partners Enhanced Income ETF (EIPI)
Semi-Annual Financial Statements and Other Information
May 31, 2024
Performance and Risk Disclosure
There is no assurance that FT Energy Income Partners Enhanced Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
May 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 66.3%
	Construction & Engineering — 1.0%
35,504	Quanta Services, Inc. (b)	$9,796,974
	Electric Utilities — 11.2%
6,888	Alliant Energy Corp.	354,663
243,291	American Electric Power Co., Inc. (b)	21,957,013
102,343	Duke Energy Corp. (b)	10,599,665
23,452	Entergy Corp. (b)	2,638,115
93,108	Evergy, Inc. (b)	5,089,283
165,346	Eversource Energy (b)	9,793,444
92,901	Fortis, Inc. (CAD)	3,715,495
39,791	IDACORP, Inc.	3,798,847
208,733	NextEra Energy, Inc. (b)	16,702,815
436,201	PPL Corp. (b)	12,793,775
210,952	Southern (The) Co. (b)	16,905,693
132,450	Xcel Energy, Inc. (b)	7,344,352
		111,693,160
	Energy Equipment & Services — 1.8%
236,331	Archrock, Inc.	4,783,340
181,436	Halliburton Co. (b)	6,658,701
141,944	Schlumberger N.V. (b)	6,513,810
		17,955,851
	Gas Utilities — 5.2%
232,761	AltaGas Ltd. (CAD)	5,251,404
98,738	Atmos Energy Corp. (b)	11,445,709
247,615	National Fuel Gas Co.	14,153,673
150,263	New Jersey Resources Corp.	6,530,430
191,467	ONE Gas, Inc.	11,800,111
103,065	UGI Corp. (b)	2,624,035
		51,805,362
	Independent Power and Renewable Electricity Producers — 1.8%
573,910	AES (The) Corp. (b)	12,390,717
228,900	Clearway Energy, Inc., Class A	5,878,152
		18,268,869
	Multi-Utilities — 10.4%
33,462	Ameren Corp. (b)	2,455,107
265,148	Atco Ltd., Class I (CAD)	7,688,212
262,367	CenterPoint Energy, Inc. (b)	8,004,817
116,191	CMS Energy Corp.	7,311,900
99,534	Dominion Energy, Inc. (b)	5,366,873
105,370	DTE Energy Co. (b)	12,278,766
400,591	Public Service Enterprise Group, Inc. (b)	30,348,774
331,981	Sempra (b)	25,572,497
56,528	WEC Energy Group, Inc. (b)	4,580,464
		103,607,410
	Oil, Gas & Consumable Fuels — 34.6%
449,098	BP PLC, ADR (b)	16,872,612
121,970	Cheniere Energy, Inc. (b)	19,245,646
440,332	DT Midstream, Inc.	29,537,471
529,732	Enbridge, Inc. (b)	19,377,597
258,336	Exxon Mobil Corp. (b)	30,292,479
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
267,853	Keyera Corp. (CAD)	$7,092,567
2,367,826	Kinder Morgan, Inc. (b)	46,148,929
611,183	ONEOK, Inc. (b)	49,505,823
400,853	Shell PLC, ADR (b)	29,174,081
152,044	Targa Resources Corp. (b)	17,976,162
266,454	TC Energy Corp. (b)	10,274,466
509,137	TotalEnergies SE, ADR (b)	37,228,098
756,383	Williams (The) Cos., Inc. (b)	31,397,458
		344,123,389
	Water Utilities — 0.3%
69,856	Essential Utilities, Inc.	2,635,667
	Total Common Stocks	659,886,682
	(Cost $629,959,314)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 29.4%
	Chemicals — 1.0%
450,545	Westlake Chemical Partners, L.P.	10,529,237
	Energy Equipment & Services — 0.3%
131,537	USA Compression Partners, L.P.	3,222,656
	Independent Power and Renewable Electricity Producers — 1.4%
405,266	NextEra Energy Partners, L.P. (b) (c)	13,661,517
	Oil, Gas & Consumable Fuels — 26.7%
618,248	Cheniere Energy Partners, L.P.	29,781,006
3,732,716	Energy Transfer, L.P. (b)	58,491,660
2,896,758	Enterprise Products Partners, L.P. (b)	82,557,603
410,309	Hess Midstream, L.P., Class A (c)	14,258,238
949,784	MPLX, L.P. (b)	38,637,213
168,621	Plains All American Pipeline, L.P.	2,868,243
1,875,581	Plains GP Holdings, L.P., Class A (c)	33,779,214
8,446	Sunoco, L.P.	430,746
203,776	TXO Partners, L.P.	4,377,108
		265,181,031
	Total Master Limited Partnerships	292,594,441
	(Cost $281,672,287)

Shares	Description	Value
MONEY MARKET FUNDS — 4.8%
47,345,128	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	47,345,128
	(Cost $47,345,128)
	Total Investments — 100.5%	999,826,251
	(Cost $958,976,729)

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.3)%
(3,034)	AES (The) Corp.	$(6,550,406)	$22.00	06/21/24	$(166,870)
(920)	AES (The) Corp.	(1,986,280)	22.00	07/19/24	(80,960)
(235)	Ameren Corp.	(1,724,195)	80.00	09/20/24	(14,688)
(300)	American Electric Power Co., Inc.	(2,707,500)	92.50	06/21/24	(17,400)
(1,411)	American Electric Power Co., Inc.	(12,734,275)	95.00	06/21/24	(14,110)
(349)	Atmos Energy Corp.	(4,045,608)	120.00	06/21/24	(6,980)
(1,924)	BP PLC	(7,228,468)	39.00	06/21/24	(34,632)
(447)	BP PLC	(1,679,379)	41.00	07/19/24	(5,364)
(1,845)	CenterPoint Energy, Inc.	(5,629,095)	31.00	06/21/24	(36,900)
(689)	Cheniere Energy, Inc.	(10,871,731)	165.00	06/21/24	(55,120)
(151)	Cheniere Energy, Inc.	(2,382,629)	170.00	06/21/24	(3,775)
(526)	Dominion Energy, Inc.	(2,836,192)	55.00	07/19/24	(60,490)
(742)	DTE Energy Co.	(8,646,526)	120.00	06/21/24	(33,390)
(537)	Duke Energy Corp.	(5,561,709)	105.00	07/19/24	(93,975)
(2,590)	Enbridge, Inc.	(9,474,220)	37.50	06/21/24	(36,260)
(6,000)	Energy Transfer, L.P.	(9,402,000)	17.00	08/16/24	(72,000)
(5,919)	Energy Transfer, L.P.	(9,275,073)	17.00	09/20/24	(82,866)
(164)	Entergy Corp.	(1,844,836)	120.00	09/20/24	(28,700)
(4,854)	Enterprise Products Partners, L.P.	(13,833,900)	30.00	07/19/24	(55,821)
(641)	Evergy, Inc.	(3,503,706)	57.50	07/19/24	(52,882)
(874)	Eversource Energy	(5,176,702)	65.00	06/21/24	(6,118)
(366)	Exxon Mobil Corp.	(4,291,716)	121.00	06/21/24	(29,280)
(1,207)	Exxon Mobil Corp.	(14,153,282)	125.00	06/21/24	(26,554)
(959)	Halliburton Co.	(3,519,530)	39.00	06/21/24	(19,180)
(290)	Halliburton Co.	(1,064,300)	39.00	07/19/24	(17,980)
(13,447)	Kinder Morgan, Inc.	(26,208,203)	20.00	06/21/24	(94,129)
(2,291)	MPLX, L.P.	(9,319,788)	41.00	06/21/24	(68,730)
(1,456)	NextEra Energy Partners, L.P.	(4,908,176)	33.00	06/21/24	(286,832)
(1,468)	NextEra Energy, Inc.	(11,746,936)	77.50	06/21/24	(528,480)
(2,631)	ONEOK, Inc.	(21,311,100)	82.50	06/21/24	(165,753)
(2,290)	PPL Corp.	(6,716,570)	30.00	06/21/24	(22,900)
(2,858)	Public Service Enterprise Group, Inc.	(21,652,208)	77.50	06/21/24	(157,190)
(187)	Quanta Services, Inc.	(5,160,078)	280.00	06/21/24	(103,785)
(57)	Quanta Services, Inc.	(1,572,858)	280.00	08/16/24	(74,100)
(750)	Schlumberger N.V.	(3,441,750)	50.00	06/21/24	(6,750)
(227)	Schlumberger N.V.	(1,041,703)	50.00	07/19/24	(9,534)
(1,641)	Sempra	(12,640,623)	80.00	06/21/24	(44,307)
(1,999)	Shell PLC	(14,548,722)	75.00	06/21/24	(79,960)
(1,484)	Southern (The) Co.	(11,892,776)	80.00	06/21/24	(207,760)
(803)	Targa Resources Corp.	(9,493,869)	120.00	06/21/24	(126,071)
(244)	Targa Resources Corp.	(2,884,812)	125.00	07/19/24	(36,600)
(1,408)	TC Energy Corp.	(5,429,248)	40.00	06/21/24	(15,488)
(889)	TotalEnergies SE	(6,500,368)	75.00	06/21/24	(40,005)
(2,692)	TotalEnergies SE	(19,683,904)	77.50	06/21/24	(26,920)
(710)	UGI Corp.	(1,807,660)	25.00	06/21/24	(49,700)
(296)	WEC Energy Group, Inc.	(2,398,488)	87.50	06/21/24	(10,360)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(3,999)	Williams (The) Cos., Inc.	$(16,599,849)	$41.00	06/21/24	$(275,931)
(912)	Xcel Energy, Inc.	(5,057,040)	60.00	07/19/24	(20,976)
	Total Written Options				(3,504,556)
	(Premiums received $3,512,509)
	Net Other Assets and Liabilities — (0.2)%				(1,629,964)
	Net Assets — 100.0%				$994,691,731

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$659,886,682	$659,886,682	$—	$—
Master Limited Partnerships*	292,594,441	292,594,441	—	—
Money Market Funds	47,345,128	47,345,128	—	—
Total Investments	$999,826,251	$999,826,251	$—	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,504,556)	$(3,370,805)	$(133,751)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$999,826,251
Receivables:
Income taxes	6,450,827
Dividends	2,424,624
Reclaims	135,726
Miscellaneous	18,750
Total Assets	1,008,856,178

LIABILITIES:
Options contracts written, at value	3,504,556
Payables:
Investment securities purchased	7,999,926
Conversion expense	1,322,437
Investment advisory fees	995,734
Other liabilities	341,794
Total Liabilities	14,164,447
NET ASSETS	$994,691,731

NET ASSETS consist of:
Paid-in capital	$1,097,955,440
Par value	531,356
Accumulated distributable earnings (loss)	(103,795,065)
NET ASSETS	$994,691,731
NET ASSET VALUE, per share	$18.72
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	53,135,552
Investments, at cost	$958,976,729
Premiums received on options contracts written	$3,512,509
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,235,133
Interest	281,653
Foreign withholding tax	(194,906)
Total investment income	8,321,880

EXPENSES:
Investment advisory fees	2,286,515
Interest and fees on loans	1,769,600
Conversion expense	623,275
Current income tax benefit (expense)	257,000
Accounting and administration fees	68,236
Legal fees	68,141
Shareholder reporting fees	51,063
Trustees’ fees and expenses	14,900
Audit and tax fees	13,707
Custodian fees	9,218
Transfer agent fees	9,212
Other expenses	14,559
Total expenses	5,185,426
NET INVESTMENT INCOME (LOSS)	3,136,454

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,450,592)
In-kind redemptions	42,472,501
Written options contracts	1,501,200
Swap contracts	969,218
Foreign currency transactions	(27,299)
Net realized gain (loss)	41,465,028
Net change in unrealized appreciation (depreciation) on:
Investments	(175,641,979)
Written options contracts	161,074
Swap contracts	(883,578)
Foreign currency translation	1,663
Net change in unrealized appreciation (depreciation)	(176,362,820)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(134,897,792)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(131,761,338)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2024 (a) (Unaudited)	Year Ended 11/30/2023
OPERATIONS:
Net investment income (loss)	$3,136,454	$(233,963)
Net realized gain (loss)	41,465,028	27,612,456
Net change in unrealized appreciation (depreciation)	(176,362,820)	(16,434,674)
Net increase (decrease) in net assets resulting from operations	(131,761,338)	10,943,819

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(17,012,369)	(16,591,754)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—
Proceeds from shares acquired through reorganizations	1,132,603,019	—
Cost of shares redeemed	(264,364,213)	—
Repurchase of Common Shares (b)	—	(333,089)
Net increase (decrease) in net assets resulting from shareholder transactions	868,238,806	(333,089)
Total increase (decrease) in net assets	719,465,099	(5,981,024)

NET ASSETS:
Beginning of period	275,226,632	281,207,656
End of period	$994,691,731	$275,226,632

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	15,666,039	15,688,201
Shares sold	—	—
Shares issued through reorganizations	51,669,625	—
Shares redeemed	(14,200,112)	—
Common Shares repurchased (b)	—	(22,162)
Shares outstanding, end of period	53,135,552	15,666,039

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
(b)
On September 15, 2020, FIF commenced a share repurchase program. For the fiscal year ended November 30, 2023, FIF repurchased 22,162 Common Shares at a weighted-average discount of 13.97% from net asset value per share. FIF’s share repurchase program ended on March 15, 2023.

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Cash Flows
For the Six Months Ended May 31, 2024  (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(131,761,338)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(312,407,089)
Sales, maturities and paydowns of investments	595,938,132
Proceeds from written options	6,581,166
Amount paid to close written options	(2,299,666)
Proceeds from merger activity (Note 4) (a)	64,080,348
Net realized gain/loss on investments and written options	(40,523,109)
Net change in unrealized appreciation/depreciation on investments and written options	175,480,905
Net change in unrealized appreciation/depreciation on swap contracts	883,578

Changes in assets and liabilities
Decrease in interest receivable	38,712
Increase in dividend reclaims receivable	(126,442)
Increase in dividends receivable	(1,722,582)
Increase in income taxes receivable	(6,450,827)
Increase in miscellaneous receivable	(18,750)
Decrease in prepaid expenses	4,978
Decrease in interest and fees payable on loans	(277,616)
Increase in investment advisory fees payable	717,924
Decrease in audit and tax fees payable	(60,913)
Decrease in legal fees payable	(29,480)
Decrease in shareholder reporting fees payable	(28,451)
Decrease in administrative fees payable	(15,262)
Decrease in custodian fees payable	(11,770)
Decrease in transfer agent fees payable	(3,202)
Decrease in trustees’ fees and expenses payable	(3,643)
Decrease in financial reporting fees payable	(771)
Increase in conversion expense payable	1,322,437
Increase other liabilities payable	340,412
Cash Provided in operating activities		$349,647,681

Cash flows from financing activities:
Cost of shares redeemed	(264,364,213)
Distributions to shareholders from investment operations	(17,012,369)
Cost of closing loans	(70,300,000)
Cash used in financing activities		(351,676,582)
Decrease in cash and cash segregated as collateral for open swap contracts (b)		(2,028,901)
Cash and cash segregated as collateral for open swap contracts at beginning of period		2,028,901
Cash and cash segregated as collateral for open swap contracts at end of period		$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$2,047,216

(a) Includes $55,604,203 in cash, $4,559,439 in receivables and other assets, $3,916,706 in accrued expenses and other payables from the reorganizations. (see Note 4).
(b) Includes net change in unrealized appreciation (depreciation) on foreign currency of $1,663.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2024 (Unaudited) (a)	Year Ended November 30,
		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Net asset value, beginning of period	$17.57	$17.92	$14.63	$12.47	$16.84	$16.79
Income from investment operations:
Net investment income (loss)	0.02 (b)	(0.01) (b)	0.06	0.16	0.03	0.01
Net realized and unrealized gain (loss)	1.91 (c)	0.72	3.84	2.68	(3.43)	1.36
Total from investment operations	1.93	0.71	3.90	2.84	(3.40)	1.37
Distributions paid to shareholders from:
Net investment income	(0.78)	—	(0.17)	(0.18)	(0.46)	(0.25)
Net realized gain	—	(1.06)	(0.37)	—	—	(0.05)
Return of capital	—	—	(0.21)	(0.57)	(0.53)	(1.02)
Total distributions	(0.78)	(1.06)	(0.75)	(0.75)	(0.99)	(1.32)
Common Share repurchases	—	0.00 (d)	0.14	0.07	0.02	—
Net asset value, end of period	$18.72	$17.57	$17.92	$14.63	$12.47	$16.84
Total return (e)	11.39%	5.20%	29.10%	24.46%	(19.31)%	9.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$994,692	$275,227	$281,208	$243,865	$216,439	$295,623
Ratio of total expenses to average net assets	2.68% (f) (g)	3.06%	2.03%	1.70%	2.04%	2.65%
Ratio of total expenses to average net assets excluding interest expense and fees on loans	1.76% (f) (g)	1.47%	1.45%	1.45%	1.52%	1.55%
Ratio of net investment income (loss) to average net assets	1.62% (f)	(0.09)%	0.36%	0.99%	0.24%	0.05%
Portfolio turnover rate (h)	44%	66%	60%	73%	80%	55%

Indebtedness
Total Loans Outstanding (in 000’s)	$—	$70,300	$70,300	$62,800	$55,300	$107,500
Asset coverage per $1,000 indebtedness (i)	$—	$4,915	$5,000	$4,883	$4,914	$3,750

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
(b)	Based on average shares outstanding.
(c)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the reorganizations.
(d)	Amount represents less than $0.01.
(e)
As of May 3, 2024, total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to
May 3, 2024, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend
Reinvestment Plan of First Trust Energy Infrastructure Fund. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Includes costs from FIF for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Energy Income Partners Enhanced Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “EIPI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks a high level of total return with an emphasis on current distributions paid to shareholders. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a portfolio of equity securities in the broader energy market (“Energy Companies”), include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support (collectively, “energy-related activities”). Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy-related activities, all of which are selected by Energy Income Partners, LLC, the Fund’s sub-advisor (“EIP” or the “Sub-Advisor”). These companies may include publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Options Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by EIP. The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss and is included in “Net realized gain (loss) on investments” on the Statement of Operations. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statement of Operations.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
D. Swap Agreements
Prior to May 6, 2024, the Fund held total return equity swap and interest rate swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties (“Counterparties”) on specified dates (settlement dates) where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps are recorded on the Statement of Operations as “Net realized gain (loss) on swap contracts.” When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in “Swap contracts, at value” on the Statement of Assets and Liabilities.
An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
E. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Distributions paid from:
Ordinary income	$5,317,139
Capital gains	11,274,615
Return of capital	—
As of November 30, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	7,490,263
Net unrealized appreciation (depreciation)	37,488,379
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of May 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2023, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2023, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
As of May 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$955,464,220	$45,647,337	$(4,789,862)	$40,857,475
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	1.10000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.07250%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.04500%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.01750%
Fund net assets greater than $10 billion	0.99000%
As of May 6, 2024, the Trust, on behalf of the Fund, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Fund’s investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of the Fund’s assets and will pay EIP for its services as the Fund’s sub-advisor. EIP receives a sub-advisory fee from First Trust equal to 50% of the unitary management fee paid to First Trust less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
Prior to its reorganization into the Fund on May 6, 2024, FIF paid First Trust, as its investment advisor, a monthly fee calculated at an annual rate of 1.00% of the FIF’s Managed Assets. EIP, as the sub-advisor, was paid sub-advisory fees equal to 0.50% of the FIF’s Managed Assets. EIP’s fee was paid by the FIF’s investment adviser out of the investment advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
Effective May 6, 2024, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
Prior to May 6, 2024, Computershare, Inc. (“Computershare”) served as FIF’s transfer agent in accordance with certain fee arrangements. As transfer agent, Computershare was responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganizations
On October 23, 2023, the Board of Trustees of each of First Trust Energy Income and Growth Fund (FEN), First Trust MLP and Energy Income Fund (FEI), First Trust New Opportunities MLP & Energy Fund (FPL), and FIF (the “Target Funds” or each, individually, a “Target Fund”), each a closed-end management investment company managed by First Trust and sub-advised by EIP, approved the reorganization of each respective Target Fund into EIPI.
Under the terms of the reorganizations, which were tax-free, the assets of each Target Fund were transferred to, and the liabilities of each Target Fund were assumed by, EIPI in exchange for shares of EIPI. The investments held in FEN, FEI, and FPL were deemed sold and realized capital gains and losses were recognized prior to the reorganizations. The cost of the investments received from FIF was carried forward to EIPI for U.S. GAAP and tax purposes. The shares of EIPI were then distributed to the Target Funds’ shareholders and the separate existence of the Target Funds ceased. The reorganizations were subject to certain conditions, including that each reorganization was approved on February 29, 2024, by the shareholders of each Target Fund. When the reorganizations occurred, each transaction was based on the relative NAVs of each Target Fund.

Target Fund	Shares Redeemed	Net Assets on May 3, 2024	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain (Loss)	Shares Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued	Net Assets on May 3, 2024*
FEN	19,463,721	$314,284,745	$78,072,685	$(9,059,818)	0.880285	EIPI	17,133,622	$287,364,685
FEI	45,228,904	449,381,399	80,080,653	(66,560,104)	0.541658	EIPI	24,498,598	287,364,685
FPL	23,447,660	184,117,665	26,665,832	(117,732,623)	0.428077	EIPI	10,037,404	287,364,685

*	Amount reflects net assets of FIF prior to the reorganization.
The following table summarizes the operations of the Target Funds for the period November 1, 2023 to May 3, 2024 for FEI and FPL, and December 1, 2023 to May 3, 2024 for FEN, the operations of EIPI, the Acquiring (Surviving) Fund, for the period ended May 31, 2024, as presented in the Statement of Operations and the combined Target and Acquiring (Surviving) Funds’ pro-forma results of operations for the period ended May 31, 2024, assuming the reorganizations had been completed on May 3, 2024.
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in EIPI’s Statement of Operations since May 3, 2024. In addition, because the results of operations of FIF for the period December 1, 2023 to May 3, 2024 are included in the results of operations of EIPI, FIF is not presented separately in the following table.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)

	Net Investment Income	Net Realized and Change in Unrealized Gain (Loss) on Investments	Net Increase (Decrease) from Operations
Target Fund for the period December 1, 2023 to May 3, 2024
FEN	$(5,003,581)	$27,611,223	$22,607,642
Target Fund for the period November 1, 2023 to May 3, 2024
FEI	(10,158,294)	88,788,406	78,630,112
FPL	(3,661,812)	48,532,029	44,870,217
Acquiring Fund for the six months ended May 31, 2024
EIPI	3,136,454	(134,897,792)	(131,761,338)
Combined Total	$(15,687,233)	$30,033,866	$14,346,633
The reorganizations concluded subsequent to the close of business on May 3, 2024.
5. Purchases and Sales of Securities
For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $96,916,645 and $159,549,381, respectively.
For the six months ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $248,933,066, respectively.
6. Borrowings
Prior to April 25, 2024, FIF had a credit agreement with The Bank of Nova Scotia (“Scotia”). The credit agreement provided a secured line of credit for FIF where FIF assets were pledged against advances made to FIF. The maximum commitment amount was $88,000,000. At the option of FIF, the borrowing rate was either (i) the applicable Term SOFR rate plus 95 basis points plus (a) 10 basis points for a loan with a one month interest period, (b) 25 basis points for a loan with a three month interest period, and (c) 40 basis points for a loan with a six month interest period, (ii) Daily Simple SOFR Rate plus 95 basis points plus 11.448 basis points, or (iii) the greatest of (a) the Prime Rate in effect, (b) 2.00% plus the Federal Funds Effective Rate, or (c) 2.00% plus the Daily Simple SOFR. Under the credit agreement, FIF paid a commitment fee, charged on any undrawn amount of the maximum commitment amount, of 0.25% when the loan balance was less than 75% of the maximum commitment or 0.15% in all other events. The credit agreement with The Bank of Nova Scotia was terminated on April 25, 2024. There were no borrowings at May 31, 2024 and the credit agreement was terminated prior to the reorganization of FIF into EIPI.
For the period ended April 25, 2024, the average amount outstanding was $67,298,639. The high and low annual interest rates during the period ended April 25, 2024 were 6.42% and 6.37%, respectively, and the average weighted average interest rate was 6.39%.
7. Derivative Transactions
The following table presents the types of derivatives held by the Fund at May 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$3,504,556

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended May 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$1,501,200
Net change in unrealized appreciation (depreciation) on written options contracts	161,074
Interest Rate Risk Exposure
Net realized gain (loss) on swap contracts	969,218
Net change in unrealized appreciation (depreciation) on swap contracts	(883,578)
During the six months ended May 31, 2024, the premiums for written options contracts opened were $6,581,166 and the premiums for written options contracts closed, exercised and expired were $3,800,866.
The average notional value of interest rate swaps was $24,519,197 for the six months ended May 31, 2024.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
8. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
9. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 1, 2026.
10. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The investment advisory fee and remuneration paid by the Fund and FIF to Independent Trustees of the Fund and FIF during the six months ended May 31, 2024 are included in the Statement of Operations. Effective May 6, 2024, Independent Trustees, officers, and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Energy Income Partners Enhanced Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Energy Income Partners, LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on October 23, 2023. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to

Other Information (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2024 (Unaudited)
other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the October 23, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategies for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style, including that the Sub-Advisor currently sub-advises other funds in the First Trust Complex with investment objectives, strategies and policies similar to those of the Fund. The Board noted the quality of the sub-advisory services provided by the Sub-Advisor to the other First Trust funds. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 1.10% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was below the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be unique to the ETF market, as it will be the first actively-managed ETF with a focus on the broader energy market employing an option overlay to enhance current distributions. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential indirect benefits to the Advisor from

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May 31, 2024 (Unaudited)
such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements. The Board also considered the potential indirect benefits to the Sub-Advisor from the ownership interest of FTCP in the Sub-Advisor. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 6, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 6, 2024

* Print the name and title of each signing officer under his or her signature.